Share-Based Compensation (Details) - Schedule of consultants stock options - Consultants' stock options [Member] - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Share-Based Compensation (Details) - Schedule of consultants stock options [Line Items]
Number of options, Outstanding at beginning of period	499,115	718,395	499,115	718,395
Weighted average exercise price, Outstanding at beginning of period	$ 4.04	$ 3.72	$ 4.04	$ 3.72
Number of options, Outstanding at end of period	499,115	718,395	499,115	718,395
Weighted average exercise price, Outstanding at end of period	$ 4.04	$ 3.72	$ 4.04	$ 3.72
Number of options, Exercisable at end of period	405,920	576,183	405,920	576,183
Weighted average exercise price, Exercisable at end of period	$ 3.48	$ 5.26	$ 3.48	$ 5.26
Number of options, Non-vested at beginning of the period	93,194	142,212	100,456	149,474
Weighted average exercise price, Non-vested at beginning of the period	$ 6.27	$ 6.29	$ 6.27	$ 6.20
Number of options, Vested during the year			(7,262)	(7,262)
Weighted average exercise price, Vested during the year			$ 6.22	$ 6.22
Number of options, Non-vested at the end of the period	93,194	142,212	93,194	142,212
Weighted average exercise price, Non-vested at the end of the period	$ 6.27	$ 6.29	$ 6.27	$ 6.29